Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (LibertyAcquisitionProForma [Member], USD $)	3 Months Ended
Mar. 31, 2012
LibertyAcquisitionProForma [Member]
Pro Forma [Line Items]
Pro forma net revenue	$ 3,361,638,000
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	263,307,000
Basic	0.87
Fully diluted	$ 0.86